Vessels, net:	12 Months Ended
Dec. 31, 2015
Vessels, Net [Abstract]
Vessels, net:
4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2013	$540,454	$(87,279)	$453,175
—Vessel acquisitions (Note (3(c))	404,530	—	404,530
—Depreciation	—	(17,822)	(17,822)
Balance December 31, 2014	$944,984	$(105,101)	$839,883
—Vessel acquisitions and other additions to vessels' cost (Note (3(c))	220,661	—	220,661
—Depreciation	—	(24,387)	(24,387)
Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157

On December 17, 2015, the Partnership entered into a Share Purchase Agreement with its Sponsor for the acquisition of one 2013 built 155,000 cubic meter (cbm) ice class LNG carrier with a time charter attached, the Lena River, for an aggregate purchase price of $240.0 million, $220.0 million of which related to the value of the vessel acquired. The vessel was delivered to the Partnership on December 21, 2015 (Note (3(c)).
In June and September 2014, the Partnership entered into Share Purchase agreements with its Sponsor to acquire the Arctic Aurora and the Yenisei River and their respective charters for an aggregate purchase price of $492.5 million (Note 3(c)). The vessels were delivered to the Partnership on June 23, 2014 and September 25, 2014, respectively.
Effective October 1, 2014, the Partnership revised its scrap rate estimate, used to calculate the value of scrap steel for the purpose of estimating the residual values of vessels, from an average fleet scrap rate of $0.717 per lightweight ton (or a vessel specific of 12% of the initial vessel cost) to $0.685 per lightweight ton per LNG carrier. The effect of this change in the year ended December 31, 2015, was to increase annual depreciation expense by $152.
As of December 31, 2015, all vessels comprising the Partnership's fleet were first priority mortgaged as collateral to secure the Partnership's debt financing outstanding as of December 31, 2015, further discussed in Note 5.